9. Notes Payable to Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Promissory Note 1 [Member]
Debt face amount	$ 162,500
Debt stated interest rate	10.00%
Note payable balance	$ 162,500	$ 162,500
Accrued interest	50,662	34,412
Promissory Note 2 [Member]
Debt face amount	$ 50,000
Debt stated interest rate	6.00%
Accrued interest	$ 8,227	522
Promissory Note 3 [Member] | Dino Satallante [Member]
Debt issuance date	Aug. 01, 2013
Debt face amount	$ 100,000
Debt stated interest rate	5.00%
Debt maturity date	Dec. 31, 2019
Interest expense debt	$ 2,309	3,057
Note payable balance	46,175	61,135
Repayment of note	14,960
Promissory Note 4 [Member] | Dino Satallante [Member]
Debt face amount	$ 20,500
Debt stated interest rate	6.00%
Note payable balance	$ 20,500	20,500
Promissory Note 5 [Member] | Dreamstar [Member]
Debt issuance date	Sep. 11, 2014
Debt face amount	$ 20,500
Debt stated interest rate	6.00%
Note payable balance	$ 0	18,100
Repayment of note	20,500
Promissory Note 4 and 5 [Member] | Satallante and Dreamstar [Member]
Interest expense debt	$ 5,386	5,584
Promissory Note 6 [Member] | Dino Satallante [Member]
Debt issuance date	Jul. 21, 2015
Debt face amount	$ 160,000
Debt maturity date	Dec. 31, 2019
Interest expense debt	$ 19,200	19,200
Promissory Note 7 [Member] | Premier Collectibles [Member]
Debt issuance date	Apr. 04, 2016
Debt face amount	$ 65,000
Debt stated interest rate	8.00%
Interest expense debt	$ 5,200	5,200
Promissory Note 8 [Member] | Sean Goodchild [Member]
Debt issuance date	Apr. 15, 2016
Debt face amount	$ 50,000
Debt stated interest rate	6.00%
Interest expense debt	$ 3,000	3,000
Promissory Note 9 [Member] | Sean Goodchild [Member]
Debt issuance date	Oct. 03, 2016
Debt face amount	$ 50,000
Debt stated interest rate	6.00%
Interest expense debt	$ 3,000	3,000
Promissory Note 10 [Member] | Sean Goodchild [Member]
Debt issuance date	Dec. 02, 2016
Debt face amount	$ 31,500
Debt stated interest rate	6.00%
Interest expense debt	$ 1,890	$ 1,890